Trade and other receivables - Aging analysis of the Group's trade receivables (Details) - EUR (€) € in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Trade and other receivables
Trade receivables	€ 78	€ 1,728	€ 1,687
Not past due
Trade and other receivables
Trade receivables	77	1,647	847
Up to three months
Trade and other receivables
Trade receivables		6	210
Three to 6 months
Trade and other receivables
Trade receivables	€ 1	26	€ 630
More than one year
Trade and other receivables
Trade receivables		€ 49